Employee Defined Combination Plan - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Retirement Benefits [Abstract]
Amounts incurred for employee defined contribution plan	¥ 4.4	$ 632	¥ 4.5	¥ 4.6